Related Party Transactions (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Total irrevocable contributions	$ 0	$ (47)
Total dividend distributed	(117,060)	(80,562)
Total dividends received	13,373	35,716
La Rural S. A. [Member]
Statement [Line Items]
Dividends received	6,290	6,624
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Dividends received	3,000	517
Cresud [Member]
Statement [Line Items]
Total dividend distributed	(117,060)	(76,254)
Helmir [Member]
Statement [Line Items]
Dividend distributed	0	(4,308)
Puerto Retiro S.A. [Member]
Statement [Line Items]
Total irrevocable contributions	0	(47)
Cyrsa [Member]
Statement [Line Items]
Dividends received	0	825
Banco Hipotecario S.A. [Member]
Statement [Line Items]
Dividends received	$ 4,083	$ 27,750